Shareholders' Equity (Share Options) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			132 Months Ended	6 Months Ended		182 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 2003 Option Plan	Jun. 30, 2014 2003 Option Plan	Jun. 30, 2014 2003 Option Plan Minimum [Member]	Jun. 30, 2014 2003 Option Plan Maximum [Member]	Jun. 30, 2014 RiT Inc. Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted			72,608	1,583,336			27,242
Share options outstanding			817,270	817,270			8,405
Share options available for grant			1,069,682	1,069,682
Stock options granted, exercise price					$ 1.31	$ 1.63
Compensation expense	$ 518	$ 686